Other long-term liabilities - Provision for site restoration costs (Details) - Provision for site restoration costs - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Reconciliation of changes in other provisions [abstract]
Balance at beginning of period	$ 36,581	$ 29,355
New or revised provisions	(5,573)	6,915
Accretion expense	1,588	311
Balance at end of period	$ 32,596	$ 36,581